ACCOUNTS RECEIVABLE - Additional Information (Details)	6 Months Ended
	Jun. 30, 2022 USD ($) customer	Jun. 30, 2021 USD ($) customer	Dec. 31, 2021 USD ($)
Revenue, Major Customer
Allowance for doubtful accounts	$ 229,511		$ 76,462
Accounts receivable aging from 7 months to 12 months
Revenue, Major Customer
Allowance for doubtful accounts receivable, reserve percentage	5.00%
Accounts receivable aging over 365 days
Revenue, Major Customer
Allowance for doubtful accounts receivable, reserve percentage	20.00%
Major Customers
Revenue, Major Customer
Number of customers | customer	1	3
Major Customers | Net revenue
Revenue, Major Customer
Percentage of total revenues		69.00%
Major Customers | Net revenue | Customer Three
Revenue, Major Customer
Number of customers | customer		3
Percentage of total revenues		9.00%
Major Customers | Net revenue | Taida Shang Qing Cheng
Revenue, Major Customer
Percentage of concentration risk		38.00%
Major Customers | Net revenue | Ge Diao Ping Yuan
Revenue, Major Customer
Percentage of total revenues	82.00%
Percentage of concentration risk		22.00%
Major Customers | Net revenue | Ge Diao Liu Yuan
Revenue, Major Customer
Percentage of concentration risk		9.00%
Major Customers | Accounts receivable | Customer Three
Revenue, Major Customer
Number of customers | customer		3
Major Customers | Accounts receivable | Taida Shang Qing Cheng
Revenue, Major Customer
Accounts receivable		$ 1,962,703
Major Customers | Accounts receivable | Ge Diao Ping Yuan
Revenue, Major Customer
Accounts receivable	$ 226,829	481,591
Major Customers | Accounts receivable | Ge Diao Liu Yuan
Revenue, Major Customer
Accounts receivable		$ 220,227